FAIR VALUE - Changes in the fair market value of the warrants (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jul. 21, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in the fair market value of the warrants
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
2023 Tranche B warrants
Changes in the fair market value of the warrants
Exercise or Settlement of warrants	$ 2,600,000
Level 3 | Warrants
Changes in the fair market value of the warrants
Fair value of Level 3 liabilities as of December 1, 2023		$ 13,131,691	$ 5,972,252	$ 2,600,000
Change in fair value		(4,566,773)	3,092,051	(3,633,241)
June 30, 2024, fair value of Level 3 liabilities		11,929,242	$ 13,131,691	$ 5,972,252
Level 3 | July 2024 warrants
Changes in the fair market value of the warrants
Issuance of warrants		12,000,000
Level 3 | 2023 Tranche A warrants
Changes in the fair market value of the warrants
Exercise or Settlement of warrants		(4,800,000)
Level 3 | 2023 Tranche B warrants
Changes in the fair market value of the warrants
Exercise or Settlement of warrants		(2,610,000)
Level 3 | October 2022 Warrants
Changes in the fair market value of the warrants
Exercise or Settlement of warrants		$ (1,225,676)